Summarised financial information - Additional Information (Details) £ in Millions, $ in Millions, € in Billions		12 Months Ended
	Sep. 27, 2021 EUR (€) BOND	Dec. 31, 2021 EUR (€) BOND	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes | £			£ 37,784		£ 40,998
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £			90		£ 110
Number of perpetual hybrid bonds issued | BOND	2
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 40.9		$ 40.9
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Perpetual hybrid bonds | €		€ 1
Contractual obligation | £			£ 0
Number of perpetual hybrid bonds issued | BOND		2
Registered BATCAP bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes				10,650.0
Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion				12,350.0
Registered BATIF Bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes				1,500.0
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 7,700.0		$ 7,700.0
Outstanding long-term debt			10.00%	10.00%